Offerings	Jan. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,131,836
Proposed Maximum Offering Price per Unit	12.76
Maximum Aggregate Offering Price	$ 65,482,227.36
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,025.33
Offering Note
1.

(1)
Represents additional shares to be registered and available for grant under the 2021 EIP resulting from the annual 5% automatic increase in the number of authorized shares available for issuance under the 2021 EIP.

(2)
Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $12.76 was computed by averaging the high and low prices of a share of the Registrant’s common stock as reported on the Nasdaq Global Market on January 3, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,026,367
Proposed Maximum Offering Price per Unit	10.85
Maximum Aggregate Offering Price	$ 11,136,081.95
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,704.93
Offering Note
2.

(1)
Represents additional shares to be registered and available for grant under the 2021 ESPP resulting from the annual 1% automatic increase in the number of shares available for issuance under the 2021 ESPP.

(2)
Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $10.85 was computed by averaging the high and low prices of a share of the Registrant’s common stock as reported on the Nasdaq Global Market on January 3, 2025 multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2021 ESPP.